SHAREHOLDERS' EQUITY (Schedule of service-based stock options) (Details) - Performance Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Number of Performance based options
Outstanding, Beginning		903,900
Granted		177,344
Exercised		(226,497)
Cancelled		(8,688)
Outstanding, Ending		846,059	903,900
Exercisable		300,000
Vested and expected to vest		830,218
Weighted average Exercise price
Outstanding, Beginning		$ 2.37
Granted	[1]
Exercised	[1]
Cancelled	[1]
Outstanding, Ending		2.53	$ 2.37
Exercisable		5.35
Vested and expected to vest		$ 2.58
Weighted average Remaining contractual term (in years)
Outstanding		43 years 6 months 10 days	46 years 1 month 28 days
Exercisable		5 years 29 days
Vested and expected to vest		2 years 5 months 12 days
Aggregate intrinsic value
Outstanding, Beginning		$ 19,599
Exercised		4,929
Outstanding, Ending		13,241	$ 19,599
Exercisable		3,849
Vested and expected to vest		$ 12,953

[1]	Represents an amount less than $1